Share-based plans - New incentive bonus plan (Details) - New incentive bonus Plan, Share-based component - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payment transaction
Vesting period	3 years
Share-based compensation	€ 3,418	€ 3,281	€ 801